BANK LOAN (Details Narrative)			1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 01, 2024 USD ($)	Apr. 21, 2021 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 01, 2024 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Apr. 21, 2021 CNY (¥)
Short-Term Debt [Line Items]
Short term debt				$ 1,635,082		$ 132,777
Interest expense				27,833	$ 5,168	$ 35,701	$ 7,929	$ 16,715
Line of Credit Agreement [Member] | Tianjin Lobo [Member]
Short-Term Debt [Line Items]
Line of credit	$ 410,998		$ 410,998										¥ 3,000.000	¥ 3,000.000
Annual interest rate	8.89%		8.89%										8.89%	8.89%
Expiration date	Aug. 31, 2027		Aug. 31, 2027
Short term debt	$ 132,777		$ 141,419
Long term debt	$ 236,513			168,718
Line of Credit Agreement [Member] | Jiangsu Lobo [Member]
Short-Term Debt [Line Items]
Line of credit									$ 1,481,385		$ 1,481,385
Annual interest rate									3.35%	3.35%	3.01%	3.01%
Short term debt				$ 1,493,662
Line of Credit Agreement [Member] | Jiangsu Lobo [Member] | Foreign Line of Credit [Member]
Short-Term Debt [Line Items]
Line of credit | ¥										¥ 10,700,000		¥ 10,700,000
Line of Credit Agreement [Member] | WuxiJinbang [Member]
Short-Term Debt [Line Items]
Line of credit		$ 219,691															¥ 1,400,000
Annual interest rate		8.40%															8.40%
Expiration date		Apr. 20, 2027
Long term debt															$ 140,847	¥ 1,000,000